CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities held to maturity, fair value (in dollars)	$ 1,731	$ 2,506
Loans, allowance for loan losses (in dollars)	$ 1,780	$ 1,824
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.10
Preferred stock, shares authorized	50,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.10
Common stock, shares authorized	100,000,000	10,000,000
Common stock, shares issued	1,940,259	2,777,250
Unearned compensation - ESOP shares unallocated	101,367	20,594
Treasury stock, shares		133,347
Non-vested Restricted Stock
Unearned compensation - Restricted stock shares non-vested	30,281	26,322
Prior to "second-step" conversion
Unearned compensation - ESOP shares unallocated		28,597
Prior to "second-step" conversion | Non-vested Restricted Stock
Unearned compensation - Restricted stock shares non-vested		36,552